Operating Expenses - Summary of Selling and Distribution Expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	€ (23,247)	€ (20,417)
Selling and distribution expenses	(103,484)	(86,119)
Selling and Distribution Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	(14,681)	(14,305)
Personnel costs	(21,105)	(18,019)
Marketing and selling expenses	(29,042)	(23,572)
Logistic expenses	(29,764)	(13,358)
IT & Consulting	(8,204)	(12,429)
Other	€ (687)	€ (4,436)